Balance Sheet Details (Details) - Schedule of balance sheet details - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of balance sheet details [Abstract]
Accounts receivables	$ 19,173	$ 13,974
Unbilled accounts receivables	11,716	7,578
Related party receivables - shareholders & key personnel		1,305
Other receivables	686	1,210
Allowance for doubtful accounts	(188)	(267)
Total accounts receivable, net	31,387	23,800
Income tax receivables	2,369	1,119
Prepaid expenses and other current assets	5,121	2,821
Total prepaid expenses and other current assets	7,490	3,940
Accrued wages, vacation & other employee related items	2,387	5,871
Accrued interest	381	2,223
Accrued incentive compensation	654	795
Receipts not vouchered	5,872	1,791
Accrued liabilities - Related Party	17
Other accrued liabilities	467	4,400
Total accrued liabilities	$ 9,778	$ 15,080